Fair Value Measurements - Change in the fair value of the derivative warrant liabilities (Details) - USD ($)	3 Months Ended			11 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Derivative warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	$ 945,000	$ 2,030,000	$ 1,785,000
Issuance of Public and Private Warrants				$ 7,515,000
Transfer of Public Warrants to Level 1				(5,100,000)
Change in fair value of derivative liabilities	(451,720)	(1,085,000)	245,000	(630,000)
Derivative warrant liabilities at the end	$ 493,280	$ 945,000	$ 2,030,000	$ 1,785,000